Statements of Cash Flows (FY) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,393,932)	$ (4,931,197)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	1,212,357	1,295,931
Depreciation and amortization	2,711	734
Changes in operating assets and liabilities:
Prepaid expenses	1,453	(38,681)
Accounts payable and accrued expenses	280,430	(133,207)
Contract liabilities	(3,076)	(1,203)
Net cash used in operating activities	(4,900,057)	(3,807,623)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(13,559)
Purchase of intangible asset	(400,000)	(100,000)
Net cash used in investing activities	(400,000)	(113,559)
CASH FLOWS FROM FINANCING ACTIVITIES
Series A Convertible Preferred stock issued	2,647,500
Proceeds from Class B common stock issued, net	2,388,858	6,885,204
Reacquisition of shares		(176,876)
Net cash provided by financing activities	5,036,358	6,708,328
Net change in cash	(263,699)	2,787,146
Cash at beginning of period	2,924,323	137,177
Cash at end of period	2,660,624	2,924,323
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash paid for interest
NON CASH INVESTING AND FINANCING ACTIVITIES
Conversion from Class A to Class B common stock	68
Conversion from Series A Convertible Preferred stock to Class B common stock	54,110
Class B Common stock issued for purchase of intangible asset	9,500
Cancellation of Class B common stock	176,876
Reverse stock split adjustment	$ 7